Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Income tax relating to components of other comprehensive income, deferred taxes	$ (18)	$ 12	$ 1
Income tax relating to components of other comprehensive income, current taxes